PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment at August 31, 2011 and May 31, 2011 consisted of the following (in thousands):

	August 31, 2011	May 31, 2011

Land	$774	$774
Buildings and leasehold improvements	3,125	3,117
Two-way network infrastructure	1,055	1,155
Office and computer equipment	2,839	2,713
Signs and displays	711	710
Other	391	395
	$8,895	$8,864
Less:
Accumulated depreciation and amortization	(6,318)	(6,245)

Total property and equipment	$2,577	$2,619

Depreciation and amortization expense related to property and equipment was $73,000 and $73,000 for the three months ended August 31, 2011 and 2010 , respectively.

Property and equipment are recorded at cost.  Depreciation and amortization is computed using the straight-line method.  The following table contains the property and equipment by estimated useful life, net of accumulated depreciation as of August 31, 2011 (in thousands):

	Less than	3 to 4	5 to 9	10 to 14	15 to 19	20 years	Total Net
	3 years	years	years	years	years	and greater	Value
Buildings and leasehold improvements	$41	$66	$62	$-	$1,040	$98	$1,307
Two-way network infrastructure	37	124	70	-	-	-	231
Office and computer equipment	136	65	11	-	-	-	212
Signs and displays	7	10	5	-	-	-	22
Other	13	18	-	-	-	-	31
Land (no depreciation)	-	-	-	-	-	774	774
	$234	$283	$148	$-	$1,040	$872	$2,577

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment at May 31, 2011 and 2010 consisted of the following (in thousands):

	May 31, 2011	May 31, 2010

Land	$774	$774
Buildings and leasehold improvements	3,117	3,056
Two-way network infrastructure	1,155	1,055
Office and computer equipment	2,713	2,716
Signs and displays	710	790
Other	395	397
	$8,864	$8,788
Less:
Accumulated depreciation and amortization	(6,245)	(6,039)

Total property and equipment	$2,619	$2,749

Depreciation and amortization expense related to property and equipment was $326,000 and $365,000 in fiscal years 2011 and 2010, respectively.

Property and equipment are recorded at cost.  Depreciation and amortization is computed using the straight-line method.  The following table contains the property and equipment by estimated useful life, net of accumulated depreciation as of May 31, 2011 (in thousands):

	Less than	3 to 4	5 to 9	10 to 14	15 to 19	20 years	Total Net
	3 years	years	years	years	years	and greater	Value
Buildings and leasehold improvements	$10	$104	$57	$-	$9	$1,143	$1,323
Two-way network infrastructure	41	129	73	-	-	-	243
Office and computer equipment	147	66	10	-	-	-	223
Signs and displays	8	8	7	-	-	-	23
Other	14	19	-	-	-	-	33
Land (no depreciation)	-	-	-	-	-	774	774
	$220	$326	$147	$-	$9	$1,917	$2,619